EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.86%
4,429	Air Liquide SA	$ 741,368
1,537	Akzo Nobel NV	120,216
19,852	Anglo American PLC	660,181
3,337	Antofagasta PLC	65,342
4,457	ArcelorMittal SA	135,031
2,337	Arkema SA	230,749
10,700	Asahi Kasei Corp	74,944
7,772	BASF SE	408,021
60,263	BHP Group Ltd	1,905,148
52,976	BlueScope Steel Ltd	717,049
2,315	Boliden AB	90,943
1,308	Brenntag SE	98,436
893	Chr Hansen Holding A/S	67,931
1,513	Clariant AG	25,100
3,535	Covestro AG(a)	146,397
1,182	Croda International PLC	94,972
65	EMS-Chemie Holding AG	53,731
6,308	Evonik Industries AG	132,715
14,329	Fortescue Metals Group Ltd	215,387
79	Givaudan SA	257,128
87,149	Glencore PLC	501,418
723	Holmen AB Class B	27,873
55,226	ICL Group Ltd	374,188
6,209	IGO Ltd	53,243
4,500	JFE Holdings Inc	57,116
1,398	Johnson Matthey PLC	34,265
10,500	Kaneka Corp	274,370
33,500	Kingboard Holdings Ltd	103,006
10,179	Koninklijke DSM NV	1,204,633
28,900	Kuraray Co Ltd	265,814
1,446	Mineral Resources Ltd	78,166
43,200	Mitsubishi Chemical Group Corp	256,931
8,100	Mitsubishi Gas Chemical Co Inc	120,527
14,800	Mitsui Chemicals Inc	382,144
4,109	Mondi PLC	65,213
7,562	Newcrest Mining Ltd	134,985
7,100	Nippon Paint Holdings Co Ltd	66,762
1,700	Nippon Sanso Holdings Corp	30,713
9,300	Nippon Soda Co Ltd(b)	324,495
6,900	Nippon Steel Corp	162,712
1,100	Nissan Chemical Corp	49,959
1,300	Nitto Denko Corp	84,138
9,809	Northern Star Resources Ltd	80,435
1,731	Novozymes A/S Class B	88,633
967	OCI NV	32,781
7,100	Oji Holdings Corp	28,111
22,530	Pilbara Minerals Ltd	59,939
8,241	Rio Tinto Ltd	662,162
9,515	Rio Tinto PLC	645,738
15,500	Shin-Etsu Chemical Co Ltd	503,146
2,091	Smurfit Kappa Group PLC	75,841
5,327	Solvay SA	609,232
94,511	South32 Ltd	276,986
11,100	Sumitomo Chemical Co Ltd	37,373
9,900	Sumitomo Forestry Co Ltd	196,668
2,000	Sumitomo Metal Mining Co Ltd	76,528
Shares		Fair Value
Basic Materials — (continued)
5,126	Svenska Cellulosa AB SCA Class B	$ 67,512
1,123	Symrise AG	122,210
20,500	Tokuyama Corp	326,554
30,800	Tokyo Steel Manufacturing Co Ltd(b)	318,098
11,700	Toray Industries Inc	66,933
2,400	Tosoh Corp	32,615
5,600	UBE Corp	86,987
1,779	Umicore SA	60,346
4,516	UPM-Kymmene OYJ	151,684
907	voestalpine AG	30,841
9,300	Yamato Kogyo Co Ltd	375,950
7,200	Yara International ASA	312,916
		16,219,679
Communications — 6.38%
3,097	Adevinta ASA(b)	21,986
225,000	Ascential PLC(b)	668,361
7,905	Auto Trader Group PLC(a)	60,277
247,677	Bezeq The Israeli Telecommunication Corp Ltd	337,198
8,107	Bollore SE(b)	50,115
229,815	BT Group PLC	413,828
113,500	CyberAgent Inc	961,666
1,545	Delivery Hero SE(a)(b)	52,708
1,800	Dentsu Group Inc	63,447
39,525	Deutsche Telekom AG	957,786
1,204	Elisa OYJ	72,615
10,469	Grab Holdings Ltd Class A(b)	31,512
1,600	Hakuhodo DY Holdings Inc	18,140
200	Hikari Tsushin Inc	28,105
36,000	HKT Trust & HKT Ltd	47,789
12,059	Informa PLC	103,333
4,700	IPSOS	291,317
1,483	Just Eat Takeaway.com NV(a)(b)	28,300
29,400	KDDI Corp	906,630
27,951	Koninklijke KPN NV	98,767
3,800	M3 Inc(b)	95,642
1,100	MercadoLibre Inc(b)	1,449,866
26,100	Metropole Television SA	423,330
2,400	MonotaRO Co Ltd	30,230
538	Nice Ltd(b)	122,556
6,300	Nice Ltd Sponsored ADR(b)	1,442,007
19,700	Nippon Telegraph & Telephone Corp	588,690
47,400	Nippon Television Holdings Inc	408,679
134,988	Nokia OYJ	662,644
30,781	Orange SA	365,685
5,516	Pearson PLC	57,711
6,782	Prosus NV	531,060
1,934	Publicis Groupe SA	150,968
6,800	Rakuten Group Inc	31,714
19,800	Reach PLC(b)	18,380
608	Scout24 SE(a)	36,163
3,100	Sea Ltd ADR(b)	268,305
3,109	SEEK Ltd	50,257
23,000	Shopify Inc Class A(b)	1,102,620

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Communications — (continued)
69,800	Singapore Telecommunications Ltd	$ 129,330
24,300	SoftBank Corp	280,514
10,200	SoftBank Group Corp	400,998
16,727	Spark New Zealand Ltd	52,995
219	Swisscom AG	139,760
5,148	Tele2 AB Class B	51,238
89,758	Telecom Italia SpA(b)	29,601
69,297	Telefonaktiebolaget LM Ericsson Class B	406,207
9,266	Telefonica Deutschland Holding AG	28,523
66,378	Telefonica SA	285,879
5,920	Telenor ASA	69,413
32,700	Television Francaise 1	288,861
22,588	Telia Co AB	57,357
34,216	Telstra Group Ltd	96,879
1,200	Trend Micro Inc	58,873
5,186	United Internet AG	89,397
52,000	Viaplay Group AB(b)	1,329,322
6,096	Vivendi SE	61,640
220,510	Vodafone Group PLC	243,215
526	Wix.com Ltd(b)	52,495
2,178	Wolters Kluwer NV	274,944
9,061	WPP PLC	107,630
22,600	Z Holdings Corp	64,081
800	ZOZO Inc	18,298
		17,667,837
Consumer, Cyclical — 12.91%
1,577	Accor SA(b)	51,270
1,371	adidas AG	243,042
1,200	Aisin Corp	33,075
1,500	ANA Holdings Inc(b)	32,602
5,025	Aristocrat Leisure Ltd	125,637
5,100	Bandai Namco Holdings Inc	109,952
42,512	Barratt Developments PLC	244,594
10,902	Bayerische Motoren Werke AG	1,194,850
7,400	Bellway PLC	201,473
993	Berkeley Group Holdings PLC	51,445
31,200	Betsson AB Class B(b)	296,911
9,800	Bilia AB Class A(b)	121,041
4,900	Bridgestone Corp	199,051
2,857	Bunzl PLC	107,880
3,257	Burberry Group PLC	104,248
4,417	Cie Financiere Richemont SA	708,293
16,841	Cie Generale des Etablissements Michelin SCA	514,803
4,400	City Developments Ltd	24,415
14,864	Compass Group PLC	373,370
931	Continental AG	69,760
23,000	CTS Eventim AG & Co KGaA(b)	1,437,871
17,730	Daimler Truck Holding AG(b)	598,373
5,100	Daiwa House Industry Co Ltd	120,162
8,100	Daiwabo Holdings Co Ltd(b)	133,784
24,300	DCM Holdings Co Ltd	211,754
3,700	Denso Corp	208,856
Shares		Fair Value
Consumer, Cyclical — (continued)
5,201	Deutsche Lufthansa AG(b)	$ 57,848
188	D'ieteren Group	36,582
3,400	Eizo Corp	105,247
2,151	Electrolux AB Class B	26,144
4,983	Entain PLC	77,355
42,000	Europris ASA(a)(b)	291,658
1,548	Evolution AB(a)	207,399
1,500	Fast Retailing Co Ltd	328,369
1,067	Ferrari NV	289,141
1,415	Flutter Entertainment PLC(b)	257,491
19,000	Galaxy Entertainment Group Ltd(b)	127,094
45,148	Genting Singapore Ltd	38,105
1,900	Gunze Ltd(b)	64,361
6,180	H & M Hennes & Mauritz AB Class B	88,359
119,500	Harvey Norman Holdings Ltd	287,599
268	Hermes International	542,771
35,200	Honda Motor Co Ltd	931,081
2,600	Hornbach Holding AG & Co KGaA	208,094
1,000	Hoshizaki Corp	36,944
6,400	Hugo Boss AG	460,229
51,700	IDOM Inc(b)	334,560
1,300	Iida Group Holdings Co Ltd	21,225
483	IMCD NV	78,979
9,230	Industria de Diseno Textil SA	310,085
1,484	InterContinental Hotels Group PLC	97,114
42,600	Isuzu Motors Ltd	509,112
24,800	ITOCHU Corp	807,648
1,000	Japan Airlines Co Ltd	19,498
32,300	Jardine Cycle & Carriage Ltd	760,633
15,100	JB Hi-Fi Ltd	430,944
23,782	JD Sports Fashion PLC	52,358
3,400	Kaufman & Broad SA(b)	101,180
634	Kering SA	413,641
6,700	Kindred Group PLC	75,027
170,281	Kingfisher PLC	550,221
3,400	Kohnan Shoji Co Ltd(b)	83,377
1,900	Koito Manufacturing Co Ltd	36,017
15,600	Komeri Co Ltd	322,231
810	La Francaise des Jeux SAEM(a)	33,759
18,832	Lottery Corp Ltd	64,770
2,342	LVMH Moet Hennessy Louis Vuitton SE	2,149,751
13,100	Marubeni Corp	178,156
900	MatsukiyoCocokara & Co	47,674
5,500	Mazda Motor Corp	50,732
700	McDonald's Holdings Co Japan Ltd	29,102
18,790	Mercedes-Benz Group AG	1,445,010
24,600	Mitsubishi Corp	884,037
26,500	Mitsui & Co Ltd	826,001
1,737	Moncler SpA	119,978
1,094	Next PLC	88,893
2,400	NGK Insulators Ltd	31,825
9,400	Nintendo Co Ltd	365,111

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
19,700	Nissan Motor Co Ltd	$ 74,556
31,800	Nisshinbo Holdings Inc(b)	243,607
15,800	Niterra Co Ltd	326,948
600	Nitori Holdings Co Ltd	72,457
15,400	Okamura Corp	159,035
700	Open House Group Co Ltd	26,250
8,500	Oriental Land Co Ltd	291,034
3,300	Pan Pacific International Holdings Corp	63,843
18,700	Panasonic Holdings Corp	167,311
4,068	Pandora A/S	390,480
2,385	Persimmon PLC	37,019
77,900	Piaggio & C SpA	332,071
66,500	Pirelli & C SpA(a)	333,144
931	Puma SE	57,715
7,018	Qantas Airways Ltd(b)	31,324
48	Rational AG	32,265
58,700	Redrow PLC	347,070
1,774	Reece Ltd	20,791
1,627	Renault SA(b)	66,311
26,800	Rexel SA	637,165
20,800	Sands China Ltd(b)	72,259
247	SEB SA	28,105
3,500	Sekisui Chemical Co Ltd	49,709
5,300	Sekisui House Ltd	108,021
2,500	Sharp Corp(b)	17,676
600	Shimano Inc	104,032
12,100	Singapore Airlines Ltd	52,193
748	Sodexo SA	73,058
10,600	Sony Group Corp	965,484
34,132	Stellantis NV	621,150
25,500	Subaru Corp	407,072
9,500	Sumitomo Corp	168,296
6,000	Sumitomo Electric Industries Ltd	77,082
30,800	Super Retail Group Ltd(b)	260,478
3,100	Suzuki Motor Corp	112,894
1,114	Swatch Group AG	279,687
33,079	Taylor Wimpey PLC	48,644
9,300	Teijin Ltd	98,136
1,000	Toho Co Ltd	38,339
21,100	Toyota Boshoku Corp	341,405
1,200	Toyota Industries Corp	66,853
89,700	Toyota Motor Corp	1,276,916
1,800	Toyota Tsusho Corp	76,747
6,137	Universal Music Group NV	155,419
1,800	USS Co Ltd	31,229
1,627	Valeo	33,386
13,900	Valor Holdings Co Ltd(b)	202,346
165,000	Viva Energy Group Ltd(a)	335,421
219	Volkswagen AG	37,564
1,507	Volvo AB Class A	32,415
50,868	Volvo AB Class B	1,048,219
6,233	Volvo Car AB Class B(b)	27,267
16,600	VTech Holdings Ltd	99,345
800	Welcia Holdings Co Ltd	17,127
9,599	Wesfarmers Ltd	324,432
1,709	Whitbread PLC	63,111
1,000	Yamaha Corp	38,624
Shares		Fair Value
Consumer, Cyclical — (continued)
15,900	Yamaha Motor Co Ltd	$ 416,116
17,100	Yokohama Rubber Co Ltd	362,154
67,500	Yue Yuen Industrial Holdings Ltd	94,953
1,895	Zalando SE(a)(b)	79,421
		35,752,213
Consumer, Non-Cyclical — 23.30%
4,353	Adecco Group AG	158,558
1,084	Adyen NV(a)(b)	1,727,284
5,600	Aeon Co Ltd	108,644
3,900	Ajinomoto Co Inc	135,673
24,229	Alcon Inc	1,719,957
24,812	Amadeus IT Group SA(b)	1,664,484
970	Amplifon SpA	33,621
7,350	Anheuser-Busch InBev SA	489,952
9,500	Arcs Co Ltd(b)	161,083
469	Argenx SE(b)	174,166
3,900	Asahi Group Holdings Ltd	145,150
80,800	Asahi Intecc Co Ltd	1,427,595
3,716	Ashtead Group PLC	228,133
26,111	Associated British Foods PLC	626,445
15,600	Astellas Pharma Inc	221,634
13,111	AstraZeneca PLC	1,816,253
18,100	Austevoll Seafood ASA	162,211
237	Bachem Holding AG	23,833
31	Barry Callebaut AG	65,682
18,113	Bayer AG	1,157,093
853	Beiersdorf AG	110,965
320	BioMerieux	33,733
11,750	Brambles Ltd	105,941
25,194	British American Tobacco PLC	883,001
16,100	Budweiser Brewing Co APAC Ltd(a)	48,998
2,488	Bureau Veritas SA	71,487
358	Carl Zeiss Meditec AG	49,867
824	Carlsberg AS Class B	127,858
22,124	Carrefour SA	447,296
18	Chocoladefabriken Lindt & Spruengli AG	212,592
5,700	Chugai Pharmaceutical Co Ltd	140,748
83,000	CK Hutchison Holdings Ltd	513,492
92,300	Cloetta AB Class B	194,645
1,740	Coca-Cola Europacific Partners PLC	102,991
21,341	Coca-Cola HBC AG	583,947
8,457	Cochlear Ltd	1,346,356
11,325	Coles Group Ltd	136,836
1,006	Coloplast A/S Class B	132,457
10,381	CSL Ltd	2,010,490
2,000	Dai Nippon Printing Co Ltd	55,997
14,900	Daiichi Sankyo Co Ltd	543,517
5,433	Danone SA	338,062
4,545	Davide Campari-Milano NV	55,458
856	Demant A/S(b)	30,051
19,236	Diageo PLC	858,373
245	DiaSorin SpA	25,819
1,223	EBOS Group Ltd	35,638

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,112	Edenred	$ 124,999
2,200	Eisai Co Ltd	124,959
56,800	Elders Ltd	328,577
12,280	Endeavour Group Ltd	55,792
2,461	EssilorLuxottica SA	443,777
5,153	Essity AB Class B	147,190
1,141	Eurofins Scientific SE	76,401
74,000	Evotec SE(b)	1,563,040
41,795	Experian PLC	1,375,690
232,000	First Resources Ltd	275,325
4,887	Fisher & Paykel Healthcare Corp Ltd	81,696
1,738	Fresenius Medical Care AG & Co KGaA	73,768
6,575	Fresenius SE & Co KGaA	177,547
4,258	Genmab A/S(b)	1,609,547
2,113	Getinge AB Class B	51,532
300	GMO Payment Gateway Inc	25,973
2,750	Grifols SA(b)	27,220
112,915	GSK PLC	1,994,842
42,974	Haleon PLC	170,684
975	Heineken Holding NV	89,455
2,194	Heineken NV	235,748
5,700	Heiwado Co Ltd	87,602
1,473	HelloFresh SE(b)	35,127
880	Henkel AG & Co KGaA	64,017
17,048	Hikma Pharmaceuticals PLC	353,252
1,656	IDP Education Ltd	30,518
25,176	Imperial Brands PLC	578,781
1,366	Intertek Group PLC	68,398
3,290	Ipsen SA	362,270
39,100	Itoham Yonekyu Holdings Inc	206,432
187,176	J Sainsbury PLC	643,873
10,200	Japan Tobacco Inc	215,460
979	JDE Peet's NV	28,476
2,455	Jeronimo Martins SGPS SA	57,626
20,200	Kanamoto Co Ltd	332,822
4,000	Kao Corp	155,701
1,348	Kerry Group PLC Class A	134,430
2,448	Kesko OYJ Class B	52,611
1,300	Kikkoman Corp	66,370
7,000	Kirin Holdings Co Ltd	110,745
500	Kobayashi Pharmaceutical Co Ltd	30,580
1,200	Kobe Bussan Co Ltd	33,507
40,749	Koninklijke Ahold Delhaize NV	1,392,201
7,525	Koninklijke Philips NV	138,211
300	Kose Corp	35,657
2,500	Kyowa Kirin Co Ltd	54,579
2,197	Lifco AB Class B(b)	47,373
631	Lonza Group AG	379,862
2,044	L'Oreal SA	913,350
153,600	Marks & Spencer Group PLC(b)	316,778
24,299	Medibank Pvt Ltd	54,835
2,000	MEIJI Holdings Co Ltd	47,567
1,094	Merck KGaA	203,961
21,600	Metcash Ltd	55,841
29,901	Mowi ASA	553,049
23,269	Nestle SA	2,837,202
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,465	Nexi SpA(a)(b)	$ 36,288
3,200	Nihon M&A Center Holdings Inc	23,985
400	Nippon Shinyaku Co Ltd	17,650
2,000	Nisshin Seifun Group Inc	23,406
600	Nissin Foods Holdings Co Ltd	54,864
78,100	Nissui Corp(b)	320,192
305	NMC Health PLC(b)(c)	19
47,105	Novartis AG	4,325,693
14,008	Novo Nordisk A/S Class B	2,224,770
5,143	Ocado Group PLC(b)	34,041
10,400	Olympus Corp	182,653
9,400	Ono Pharmaceutical Co Ltd	195,879
1,016	Orion OYJ Class B	45,413
42,542	Orkla ASA	301,730
16,700	Otsuka Holdings Co Ltd	530,219
1,747	Pernod Ricard SA	395,577
1,700	Persol Holdings Co Ltd	34,229
1,927	QIAGEN NV(b)	87,768
46,000	QinetiQ Group PLC	184,688
1,550	Ramsay Health Care Ltd	69,259
7,012	Randstad NV	416,267
6,056	Reckitt Benckiser Group PLC	460,573
798	Recordati Industria Chimica e Farmaceutica SpA	33,755
12,200	Recruit Holdings Co Ltd	335,610
107,600	Redde Northgate PLC(b)	457,934
16,206	RELX PLC	524,659
179	Remy Cointreau SA	32,593
21,322	Rentokil Initial PLC	155,779
7,271	Roche Holding AG	2,080,968
637	Salmar ASA	27,748
24,653	Sanofi	2,674,337
234	Sartorius Stedim Biotech	71,790
7,500	Scandinavian Tobacco Group A/S(a)	149,316
1,800	Secom Co Ltd	110,930
15,410	Securitas AB Class B	137,082
6,400	Seven & i Holdings Co Ltd	289,114
54	SGS SA	119,110
17,900	Shionogi & Co Ltd	807,389
3,300	Shiseido Co Ltd	154,715
2,386	Siemens Healthineers AG(a)	137,558
7,366	Smith & Nephew PLC	102,345
2,800	Societe BIC SA	176,618
137,400	Sonae SGPS SA(b)	149,935
3,864	Sonic Healthcare Ltd	90,584
439	Sonova Holding AG	129,500
944	Straumann Holding AG	141,586
1,000	Suntory Beverage & Food Ltd	37,248
1,285	Swedish Orphan Biovitrum AB(b)	29,941
1,400	Sysmex Corp	91,884
12,700	Takeda Pharmaceutical Co Ltd	417,113
5,400	Terumo Corp	146,045
174,927	Tesco PLC	573,267
9,397	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	83,163

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,500	TOPPAN Inc	$ 50,381
26,017	Transurban Group	248,420
6,276	Treasury Wine Estates Ltd	55,096
1,069	UCB SA	95,544
3,400	Unicharm Corp	139,760
21,448	Unilever PLC	1,111,276
178,000	United Laboratories International Holdings Ltd	123,539
1,017,443	WH Group Ltd(a)	606,546
17,500	Wilmar International Ltd	55,442
10,292	Woolworths Group Ltd	261,650
2,023	Worldline SA(a)(b)	85,975
1,100	Yakult Honsha Co Ltd	79,926
		64,525,226
Diversified — 0.04%
1,400	Jardine Matheson Holdings Ltd	68,040
4,500	Swire Pacific Ltd Class A	34,582
		102,622
Energy — 4.58%
2,674	Aker BP ASA	65,580
1,781	Ampol Ltd	36,311
9,984	APA Group	67,823
86,300	Beach Energy Ltd	81,708
304,344	BP PLC	1,923,227
542	Corp ACCIONA Energias Renovables SA(b)	21,020
912	DCC PLC	53,150
118,200	ENEOS Holdings Inc	414,706
65,354	Eni SpA	911,455
10,361	Equinor ASA	294,547
4,584	Galp Energia SGPS SA	51,869
1,700	Idemitsu Kosan Co Ltd	37,218
8,800	Inpex Corp	93,126
3,580	Neste OYJ	176,867
104,700	New Hope Corp Ltd	398,090
11,967	OMV AG	549,565
47,755	Repsol SA	734,374
21,400	Rubis SCA	572,628
26,702	Santos Ltd	122,893
356,789	Sembcorp Marine Ltd(b)	32,022
100,616	Shell PLC	2,866,778
37,752	TotalEnergies SE	2,226,008
8,544	Vestas Wind Systems A/S	249,010
74,600	Whitehaven Coal Ltd	335,842
16,065	Woodside Energy Group Ltd	358,894
		12,674,711
Financial — 18.85%
29,637	3i Group PLC	617,552
29,998	ABN AMRO Bank NV(a)	475,694
18,919	abrdn PLC	47,593
1,389	Admiral Group PLC	34,862
89,272	Aegon NV	383,260
1,405	AerCap Holdings NV(b)	79,003
9,070	Ageas SA	392,355
Shares		Fair Value
Financial — (continued)
100,200	AIA Group Ltd	$ 1,050,833
8,169	AIB Group PLC	33,065
4,613	Allianz SE	1,064,851
491	Amundi SA(a)	30,938
53,709	ANZ Group Holdings Ltd(b)	827,661
6,113	Aroundtown SA	8,739
7,200	ASR Nederland NV(b)	286,489
9,399	Assicurazioni Generali SpA	187,272
1,639	ASX Ltd	71,576
58,817	Aviva PLC	293,725
34,616	AXA SA	1,056,401
320	Azrieli Group Ltd(d)	18,387
2,588	Baloise Holding AG	402,994
137,322	Banco Bilbao Vizcaya Argentaria SA	981,769
298,701	Banco Santander SA	1,113,109
10,746	Bank Hapoalim BM	89,434
13,063	Bank Leumi Le-Israel BM	98,819
40,957	Bank of Ireland Group PLC	414,417
282	Banque Cantonale Vaudoise	26,611
134,150	Barclays PLC	241,423
6,500	BAWAG Group AG(a)	315,700
16,400	BNP Paribas SA	979,373
31,500	BOC Hong Kong Holdings Ltd	98,068
6,723	British Land Co PLC REIT	32,240
37,512	CaixaBank SA	146,371
28,500	CapitaLand Ascendas REIT	61,452
44,977	CapitaLand Integrated Commercial Trust REIT(b)	67,080
22,100	Capitaland Investment Ltd	61,317
4,300	Chiba Bank Ltd(b)	27,753
17,000	CK Asset Holdings Ltd	103,065
9,007	Commerzbank AG(b)	94,828
14,338	Commonwealth Bank of Australia	946,673
8,600	Concordia Financial Group Ltd	31,699
459	Covivio SA REIT	26,700
36,198	Credit Agricole SA	408,359
25,100	Credit Saison Co Ltd	319,055
32,828	Credit Suisse Group AG	29,480
8,300	Dai-ichi Life Holdings Inc	152,583
400	Daito Trust Construction Co Ltd	39,852
17	Daiwa House Investment Corp REIT	34,833
11,900	Daiwa Securities Group Inc	55,866
21,537	Danske Bank A/S(b)	433,298
26,300	DBS Group Holdings Ltd	653,864
52,688	Deutsche Bank AG	535,797
7,808	Deutsche Boerse AG	1,520,304
9,737	Dexus REIT	49,229
23,871	DNB Bank ASA	427,189
3,013	EQT AB	61,548
14,910	Erste Group Bank AG	493,961
17,200	ESR Group Ltd(a)	30,844
401	Eurazeo SE	28,543
741	Euronext NV(a)	56,742
918	EXOR NV	75,698

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
6,576	Fastighets AB Balder Class B(b)	$ 27,018
5,163	FinecoBank Banca Fineco SpA	79,103
375	First International Bank of Israel Ltd	13,274
400	Futu Holdings Ltd ADR(b)	20,740
342	Gecina SA REIT	35,500
1,640	Gjensidige Forsikring ASA	26,818
34	GLP J-REIT	36,752
14,320	Goodman Group REIT	181,718
17,401	GPT Group REIT	49,728
842	Groupe Bruxelles Lambert NV	71,857
96,200	Gunma Bank Ltd	321,701
16,000	Hang Lung Properties Ltd	29,939
6,500	Hang Seng Bank Ltd	92,400
511	Hannover Rueck SE	99,942
2,782	Hargreaves Lansdown PLC	27,553
1,500	Helvetia Holding AG	209,083
14,000	Henderson Land Development Co Ltd	48,437
10,200	Hong Kong Exchanges & Clearing Ltd	452,112
8,400	Hongkong Land Holdings Ltd	36,120
290,051	HSBC Holdings PLC	1,970,963
3,700	Hulic Co Ltd(b)	30,433
1,028	Industrivarden AB Class A	27,784
1,165	Industrivarden AB Class C(b)	31,413
59,631	ING Groep NV	708,142
20,858	Insurance Australia Group Ltd(b)	65,654
90,000	Intermediate Capital Group PLC	1,357,893
136,568	Intesa Sanpaolo SpA	350,495
58,800	Investec PLC	326,236
4,220	Investor AB Class A	86,109
15,416	Investor AB Class B	307,098
10,698	Israel Discount Bank Ltd Class A	52,551
8,400	Jaccs Co Ltd(b)	278,876
4,300	Japan Exchange Group Inc	65,764
67	Japan Metropolitan Fund Invest REIT	48,927
12,500	Japan Post Bank Co Ltd	102,093
101,100	Japan Post Holdings Co Ltd	820,525
1,700	Japan Post Insurance Co Ltd	26,496
11	Japan Real Estate Investment Corp REIT	43,838
6,710	Julius Baer Group Ltd	458,350
2,117	KBC Group NV	145,461
76,500	Kerry Properties Ltd	195,382
1,915	Kinnevik AB Class B(b)	28,635
2,016	Klepierre SA REIT	45,707
601	L E Lundbergforetagen AB Class B	27,218
6,554	Land Securities Group PLC REIT	50,296
569	LEG Immobilien SE	31,270
165,337	Legal & General Group PLC	488,795
21,467	Link REIT	138,038
1,381,440	Lloyds Banking Group PLC	812,126
Shares		Fair Value
Financial — (continued)
3,199	London Stock Exchange Group PLC	$ 310,637
21,037	M&G PLC	51,549
14,107	Macquarie Group Ltd	1,670,262
230,800	Mapfre SA	465,149
25,906	Mapletree Logistics Trust REIT	33,418
22,000	Mapletree Pan Asia Commercial Trust REIT	29,828
43,600	McMillan Shakespeare Ltd(b)	420,949
38,403	Mediobanca Banca di Credito Finanziario SpA	385,911
34,305	Melrose Industries PLC	70,631
27,800	Mercialys SA REIT	284,028
35,659	Mirvac Group REIT	49,945
9,600	Mitsubishi Estate Co Ltd	114,189
66,900	Mitsubishi HC Capital Inc	345,455
151,800	Mitsubishi UFJ Financial Group Inc	972,836
7,700	Mitsui Fudosan Co Ltd	144,640
1,409	Mizrahi Tefahot Bank Ltd(b)	44,171
43,400	Mizuho Financial Group Inc	614,872
3,700	MS&AD Insurance Group Holdings Inc	114,666
1,186	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	414,670
26,675	National Australia Bank Ltd	497,044
174,568	NatWest Group PLC	569,401
13,000	New World Development Co Ltd	34,848
14	Nippon Building Fund Inc REIT	58,276
19	Nippon Prologis REIT Inc	40,224
11,661	NN Group NV	423,412
24,700	Nomura Holdings Inc	95,226
1,000	Nomura Real Estate Holdings Inc	22,144
33	Nomura Real Estate Master Fund Inc REIT	36,979
77,493	Nordea Bank Abp	827,493
27,100	ORIX Corp	446,825
28,700	Oversea-Chinese Banking Corp Ltd	267,535
193	Partners Group Holding AG	181,752
6,991	Phoenix Group Holdings PLC	47,217
23,262	Prudential PLC	318,349
12,563	QBE Insurance Group Ltd	122,998
396	REA Group Ltd	36,924
18,300	Resona Holdings Inc	88,282
9,300	Ricoh Leasing Co Ltd(b)	267,632
200	Rothschild & Co	10,097
1,449	Sagax AB Class B	33,400
4,060	Sampo OYJ Class A	191,573
1,800	SBI Holdings Inc	35,748
43,916	Scentre Group REIT	81,292
8,425	Schroders PLC	48,032
10,233	Segro PLC REIT	97,452
4,100	Shizuoka Financial Group Inc(b)	29,442
7,700	Singapore Exchange Ltd	54,528
26,971	Sino Land Co Ltd	36,473

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
13,672	Skandinaviska Enskilda Banken AB Class A	$ 150,915
16,231	Societe Generale SA	365,708
137	Sofina SA	30,770
2,600	Sompo Holdings Inc	103,025
4,604	St James's Place PLC	69,056
77,418	Standard Chartered PLC	586,562
102,068	Stockland REIT(b)	273,317
19,100	Sumitomo Mitsui Financial Group Inc	764,336
2,800	Sumitomo Mitsui Trust Holdings Inc	96,197
2,600	Sumitomo Realty & Development Co Ltd	58,712
12,000	Sun Hung Kai Properties Ltd	168,115
10,695	Suncorp Group Ltd	86,898
51,641	Svenska Handelsbanken AB Class A	447,256
26,963	Swedbank AB Class A	443,396
10,800	Swire Properties Ltd	27,796
1,560	Swiss Life Holding AG	962,686
657	Swiss Prime Site AG	54,635
2,552	Swiss Re AG	262,176
5,500	Sydbank AS(b)	247,287
4,600	T&D Holdings Inc	57,012
15,500	Tokio Marine Holdings Inc	298,297
3,046	Tryg A/S	66,603
88,532	UBS Group AG	1,873,408
1,025	Unibail-Rodamco-Westfield REIT(b)	55,151
44,254	UniCredit SpA	834,097
43,100	UnipolSai Assicurazioni SpA	108,814
40,600	United Overseas Bank Ltd	910,619
3,900	UOL Group Ltd(b)	20,363
1,400	Valiant Holding AG(b)	150,508
35,367	Vicinity Ltd REIT	46,255
6,060	Vonovia SE	114,139
1,213	Warehouses De Pauw CVA REIT	36,070
1,682	Washington H Soul Pattinson & Co Ltd(b)	34,089
256	Wendel SE	27,069
29,623	Westpac Banking Corp	431,299
14,000	Wharf Real Estate Investment Co Ltd	80,603
1,273	Zurich Insurance Group AG	610,020
		52,202,222
Industrial — 13.73%
13,302	ABB Ltd	457,609
186	Acciona SA	37,319
1,852	ACS Actividades de Construccion y Servicios SA	58,986
635	Aena SME SA(a)(b)	102,685
232	Aeroports de Paris(b)	33,121
10,500	AGC Inc	391,450
5,002	Airbus SE	668,108
2,452	Alfa Laval AB	87,554
2,706	Alstom SA	73,675
Shares		Fair Value
Industrial — (continued)
27	AP Moller - Maersk A/S Class A	$ 47,899
43	AP Moller - Maersk A/S Class B	78,161
8,481	Assa Abloy AB Class B	203,141
22,728	Atlas Copco AB Class A(b)	287,926
13,207	Atlas Copco AB Class B	151,917
10,602	Auckland International Airport Ltd(b)	57,696
14,263	Aurizon Holdings Ltd	32,125
44,400	Austal Ltd	51,312
900	Azbil Corp	24,651
26,137	BAE Systems PLC	316,091
86,000	Balfour Beatty PLC	394,863
3,600	Bekaert SA	162,601
8,400	Bilfinger SE	356,226
17,202	Bouygues SA	580,159
19,700	bpost SA	112,332
14,500	Brother Industries Ltd	218,456
900	Bucher Industries AG	420,940
6,900	Cargotec OYJ Class B	335,898
4,783	Cellnex Telecom SA(a)	186,000
1,200	Central Japan Railway Co	143,184
15,600	Cia de Distribucion Integral Logista Holdings SA	389,261
16,046	Cie de Saint-Gobain	912,116
6,000	CK Infrastructure Holdings Ltd	32,645
42,859	CNH Industrial NV	655,796
6,321	CRH PLC	319,340
4,900	D/S Norden A/S	329,523
2,700	Daifuku Co Ltd	50,131
2,100	Daikin Industries Ltd	376,754
187	Dassault Aviation SA	36,994
14,188	Deutsche Post AG	664,507
8,100	Dfds A/S	328,653
900	Disco Corp	104,698
81,000	DS Smith PLC	315,257
8,884	DSV A/S	1,722,586
2,600	East Japan Railway Co	143,888
705	Eiffage SA	76,293
249	Elbit Systems Ltd	42,407
5,577	Epiroc AB Class A	110,704
3,391	Epiroc AB Class B	57,818
8,000	FANUC Corp	288,897
4,124	Ferrovial SA(b)	121,442
1,100	Fuji Electric Co Ltd	43,439
46,400	Fujikura Ltd	329,605
1,282	GEA Group AG(b)	58,482
304	Geberit AG	169,768
3,723	Getlink SE	61,317
3,213	Halma PLC	88,659
2,100	Hankyu Hanshin Holdings Inc(b)	62,269
8,726	HeidelbergCement AG	637,151
16,469	Hexagon AB Class B	189,548
200	Hirose Electric Co Ltd	26,165
1,200	Hitachi Construction Machinery Co Ltd	27,969
8,200	Hitachi Ltd	450,678

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
13,491	Holcim AG	$ 870,053
26,500	Hosiden Corp	322,782
3,000	Hoya Corp	331,537
3,280	Husqvarna AB Class B	28,470
1,000	Ibiden Co Ltd	40,103
2,474	Indutrade AB	52,649
2,600	Infrastrutture Wireless Italiane SpA(a)	34,160
1,440	Investment AB Latour Class B	29,316
3,771	James Hardie Industries PLC	81,166
8,200	Japan Aviation Electronics Industry Ltd	142,788
1,400	JSR Corp	33,119
8,100	Jungheinrich AG	283,183
10,900	Kaga Electronics Co Ltd(b)	413,937
3,200	Kajima Corp	38,616
900	Keio Corp	31,603
1,200	Keisei Electric Railway Co Ltd	36,963
13,100	Keppel Corp Ltd	55,580
1,600	Keyence Corp	784,174
1,307	Kingspan Group PLC	89,563
1,300	Kintetsu Group Holdings Co Ltd	41,878
548	Knorr-Bremse AG	36,503
7,900	Komatsu Ltd	196,119
2,876	Kone OYJ Class B	149,996
10,200	Konecranes OYJ	342,048
718	Kongsberg Gruppen ASA	29,024
8,600	Kubota Corp	130,387
460	Kuehne + Nagel International AG	137,004
15,500	Kumagai Gumi Co Ltd	311,155
1,000	Kurita Water Industries Ltd	45,807
2,800	Kyocera Corp	146,065
2,258	Legrand SA	206,320
6,153	Lendlease Corp Ltd	29,944
16,700	Leonardo SpA	195,851
2,200	Lixil Corp	36,313
2,100	Makita Corp	52,300
57,800	Metsa Board OYJ Class B	465,842
5,652	Metso Outotec OYJ	61,717
3,200	MINEBEA MITSUMI Inc	61,109
2,600	MISUMI Group Inc	65,334
16,400	Mitsubishi Electric Corp	195,982
2,800	Mitsubishi Heavy Industries Ltd	103,155
3,000	Mitsui OSK Lines Ltd	75,233
13,500	MTR Corp Ltd	65,155
5,853	MTU Aero Engines AG	1,464,660
4,900	Murata Manufacturing Co Ltd	298,632
12,823	Nibe Industrier AB Class B	146,171
3,800	Nidec Corp	197,756
7,500	Nippon Electric Glass Co Ltd	144,621
6,200	Nippon Express Holdings Inc	374,110
4,200	Nippon Yusen KK	98,105
11,380	Norsk Hydro ASA	84,934
12,900	Obayashi Corp	98,717
2,500	Odakyu Electric Railway Co Ltd	32,526
1,600	Omron Corp	93,643
Shares		Fair Value
Industrial — (continued)
3,405	Orica Ltd	$ 35,175
3,000	Per Aarsleff Holding A/S	128,833
4,831	Poste Italiane SpA(a)	49,265
2,156	Prysmian SpA	90,532
369	Rheinmetall AG	109,317
95	ROCKWOOL A/S Class B	23,296
70,798	Rolls-Royce Holdings PLC(b)	130,382
100,000	RS Group PLC	1,130,007
2,892	Safran SA	428,124
9,022	Sandvik AB	191,499
5,200	Sankyu Inc(b)	192,976
566	Schindler Holding AG	123,212
4,591	Schneider Electric SE	767,269
19,400	Seino Holdings Co Ltd	214,169
2,300	SG Holdings Co Ltd	34,105
1,800	Shibaura Mechatronics Corp(b)	220,525
2,100	Shimadzu Corp	65,924
5,200	Shimizu Corp	29,470
6,472	Siemens AG	1,048,494
4,396	Siemens Energy AG(b)	96,939
52,587	SIG Group AG	1,354,809
5,400	Signify NV(a)	180,064
5,935	Sika AG	1,664,740
11,700	Singapore Technologies Engineering Ltd	32,208
10,000	SITC International Holdings Co Ltd	21,492
22,093	Skanska AB Class B	338,391
20,443	SKF AB Class B	402,664
500	SMC Corp	265,058
2,999	Smiths Group PLC	63,586
622	Spirax-Sarco Engineering PLC	91,285
4,663	Stora Enso OYJ Class R	60,665
16,200	Sumitomo Heavy Industries Ltd	397,261
4,500	Taisei Corp	139,225
3,200	TDK Corp	114,868
11,500	Techtronic Industries Co Ltd	124,604
4,026	Tenaris SA	57,045
902	Thales SA	133,358
1,500	Tobu Railway Co Ltd	35,911
4,500	Tokyu Corp	59,905
3,200	Toshiba Corp	107,455
1,100	TOTO Ltd	36,854
5,100	Tsubakimoto Chain Co(b)	124,183
228	VAT Group AG(a)	82,373
2,400	Venture Corp Ltd	31,943
11,100	Verallia SA(a)(b)	472,713
4,553	Vinci SA	521,969
3,638	Wartsila OYJ Abp	34,333
1,800	West Japan Railway Co	74,145
16,800	Wienerberger AG	486,380
14,000	Xinyi Glass Holdings Ltd	25,045
2,700	Yamato Holdings Co Ltd	46,346
2,000	Yaskawa Electric Corp	87,720
1,800	Yokogawa Electric Corp	29,310
		38,018,144

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Technology — 6.23%
1,600	Advantest Corp	$ 148,330
397	ASM International NV	161,143
5,412	ASML Holding NV	3,688,013
1,000	BayCurrent Consulting Inc	41,518
661	Bechtle AG	31,654
29,800	Bell System24 Holdings Inc	325,728
8,500	Canon Inc	189,294
1,400	Capcom Co Ltd	50,107
1,386	Capgemini SE	257,569
849	Check Point Software Technologies Ltd(b)	110,370
21,000	Computacenter PLC(b)	556,421
4,598	Computershare Ltd	66,787
9,563	CyberArk Software Ltd(b)	1,415,133
5,640	Dassault Systemes SE	232,657
6,005	Embracer Group AB(b)	28,148
3,100	FUJIFILM Holdings Corp	157,365
1,700	Fujitsu Ltd	229,721
1,200	Hamamatsu Photonics KK	64,730
28,400	Indra Sistemas SA	384,386
11,050	Infineon Technologies AG	453,772
1,100	Itochu Techno-Solutions Corp	27,104
39,000	Keywords Studios PLC	1,325,915
3,000	Kinaxis Inc(b)	411,898
700	Koei Tecmo Holdings Co Ltd	12,651
600	Konami Group Corp	27,539
600	Lasertec Corp(b)	106,608
1,465	Logitech International SA	85,507
17,700	NEC Corp	683,312
471	Nemetschek SE	32,514
4,100	Nexon Co Ltd	97,903
3,400	Nomura Research Institute Ltd	79,518
5,400	NTT Data Corp	70,991
500	Obic Co Ltd	79,197
400	Oracle Corp Japan	28,888
1,000	Otsuka Corp	35,515
170,000	PAX Global Technology Ltd	142,755
10,000	Renesas Electronics Corp(b)	144,808
46,300	Ricoh Co Ltd	347,303
800	Rohm Co Ltd	66,677
8,628	Sage Group PLC	82,776
8,836	SAP SE	1,115,731
1,100	SCSK Corp	16,106
33,800	Seiko Epson Corp	482,936
18,000	SimCorp A/S	1,361,488
800	Sopra Steria Group SACA	168,117
600	Square Enix Holdings Co Ltd	28,833
5,782	STMicroelectronics NV	308,088
2,600	SUMCO Corp	39,114
500	Teleperformance	120,818
464	Temenos AG	32,288
3,800	TietoEVRY OYJ(b)	119,377
2,000	TIS Inc(b)	52,891
3,900	Tokyo Electron Ltd	476,448
7,000	Tokyo Seimitsu Co Ltd(b)	271,747
1,034	Tower Semiconductor Ltd(b)	44,077
1,280	WiseTech Global Ltd	56,389
Shares		Fair Value
Technology — (continued)
1,143	Xero Ltd(b)	$ 69,325
		17,245,998
Utilities — 1.90%
79,600	A2A SpA	127,027
201	BKW AG(b)	31,603
5,600	Chubu Electric Power Co Inc	59,077
14,000	CLP Holdings Ltd	101,166
44,800	Drax Group PLC	336,228
18,997	E.ON SE	236,983
24,782	EDP - Energias de Portugal SA	135,036
2,298	EDP Renovaveis SA	52,638
257	Elia Group SA	33,939
1,868	Enagas SA	35,895
2,709	Endesa SA	58,839
68,818	Enel SpA(b)	419,719
41,255	Engie SA	652,851
3,846	Fortum OYJ(b)	58,915
95,000	Hong Kong & China Gas Co Ltd	83,639
51,992	Iberdrola SA(b)	647,709
59,200	Iren SpA	113,546
6,100	Kansai Electric Power Co Inc	59,407
7,013	Mercury NZ Ltd	27,739
9,947	Meridian Energy Ltd	32,724
30,970	National Grid PLC	418,738
1,118	Naturgy Energy Group SA	33,656
14,577	Origin Energy Ltd	81,181
1,601	Orsted AS(a)	136,514
3,200	Osaka Gas Co Ltd	52,569
12,000	Power Assets Holdings Ltd	64,378
3,434	Red Electrica Corp SA	60,426
5,436	RWE AG	233,903
2,129	Severn Trent PLC	75,602
17,062	Snam SpA	90,464
9,145	SSE PLC	204,017
11,904	Terna - Rete Elettrica Nazionale	97,701
14,200	Tokyo Electric Power Co Holdings Inc(b)	50,725
3,300	Tokyo Gas Co Ltd	62,018
5,769	United Utilities Group PLC	75,466
5,631	Veolia Environnement SA	173,758
616	Verbund AG	53,582
		5,269,378
TOTAL COMMON STOCK — 93.78% (Cost $259,696,521)		$259,678,030
PREFERRED STOCK
Consumer, Cyclical — 0.57%
528	Bayerische Motoren Werke AG	53,972
964	Dr Ing hc F Porsche AG	123,729
2,596	Porsche Automobil Holding SE	149,030
46,900	Schaeffler AG	357,175

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
6,470	Volkswagen AG	$ 882,980
		1,566,886
Consumer, Non-Cyclical — 0.04%
1,508	Henkel AG & Co KGaA	117,977
Industrial — 0.03%
206	Sartorius AG	86,820
TOTAL PREFERRED STOCK — 0.64% (Cost $1,930,206)		$1,771,683
EXCHANGE TRADED FUNDS
24,000	iShares MSCI EAFE ETF	1,716,480

TOTAL EXCHANGE TRADED FUNDS — 0.62% (Cost $1,676,670)		$1,716,480
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.00%(e)
$4,997	Undivided interest of 0.00%(e) in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $4,997 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(f)	4,997
TOTAL SHORT TERM INVESTMENTS — 0.00%(e) (Cost $4,997)		$4,997
TOTAL INVESTMENTS — 95.04% (Cost $263,308,394)		$263,171,190
OTHER ASSETS & LIABILITIES, NET — 4.96%		$13,742,783
TOTAL NET ASSETS — 100.00%		$276,913,973
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	All or a portion of the security is on loan at March 31, 2023.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	86	USD	9,014,950	June 2023	$229,135
				Net Appreciation	$229,135
At March 31, 2023, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	94,977	EUR	87,354	April 12, 2023	$176
CGM	USD	22,773	JPY	3,000,000	May 24, 2023	(8)
CGM	USD	4,719	JPY	621,350	June 02, 2023	(6)
CGM	USD	2,499	JPY	328,950	June 05, 2023	(3)
CGM	USD	6,878	JPY	905,114	June 06, 2023	(8)
CGM	USD	5,588	JPY	734,655	June 13, 2023	(7)
CGM	USD	3,431	JPY	450,500	June 21, 2023	(4)
CGM	USD	5,406	JPY	709,750	June 22, 2023	(7)
CGM	USD	6,737	JPY	884,000	June 26, 2023	(9)
CGM	USD	13,229	JPY	1,735,700	June 27, 2023	(17)
CGM	USD	3,324	JPY	436,050	June 28, 2023	(4)
CGM	USD	76,255	JPY	10,000,000	June 30, 2023	(97)
CGM	USD	31,050	JPY	4,068,525	July 05, 2023	(37)
CGM	USD	10,930	SEK	113,280	April 06, 2023	12
MEL	USD	2,179	AUD	3,291	April 20, 2023	(22)
MEL	USD	7,662	CHF	7,003	April 04, 2023	5
MEL	USD	95,157	CHF	87,605	April 12, 2023	(711)
MEL	USD	26,256	EUR	24,198	April 03, 2023	8
MEL	USD	16,842	EUR	15,471	April 05, 2023	12
MEL	USD	2,072	EUR	1,915	April 06, 2023	(5)
MEL	USD	2,030	GBP	1,694	April 13, 2023	(60)
MEL	USD	2,744	GBP	2,270	May 02, 2023	(58)
MEL	USD	8,682	GBP	7,094	May 03, 2023	(76)
MEL	USD	5,031	GBP	4,066	May 19, 2023	9
MEL	USD	11,976	JPY	1,575,857	June 08, 2023	(16)
MEL	USD	3,842	JPY	504,390	June 23, 2023	(5)
MEL	USD	16,078	JPY	2,109,190	June 29, 2023	(23)
MEL	USD	4,147	JPY	544,000	June 30, 2023	(6)
					Net Depreciation	$(967)
Counterparty Abbreviations:
CGM	Citigroup Global Markets
MEL	Mellon Capital
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar
Summary of Investments by Country as of March 31, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$52,515,326	19.95%
United Kingdom	35,380,099	13.44
France	26,150,613	9.94
Switzerland	25,703,304	9.77
Germany	24,074,846	9.15
Australia	18,795,850	7.14
Netherlands	13,874,485	5.27
Denmark	9,974,194	3.79
Sweden	8,463,679	3.22
Spain	7,918,701	3.01
Italy	5,364,288	2.04
Hong Kong	5,172,077	1.97
Israel	4,340,228	1.65
Ireland	4,239,071	1.61
Singapore	3,947,017	1.50
Finland	3,809,690	1.45
Norway	2,668,801	1.01
Belgium	2,277,040	0.87
Austria	1,930,028	0.73
United States	1,721,477	0.65
Canada	1,514,518	0.58
Uruguay	1,449,866	0.55
Portugal	394,467	0.15
Jordan	353,252	0.13
South Africa	326,236	0.12
New Zealand	322,174	0.12
Luxembourg	277,217	0.11
Malta	75,026	0.03
Macau	72,259	0.03
Chile	65,342	0.02
United Arab Emirates	19	0.00
Total	$263,171,190	100.00%
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

March 31, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$16,219,679	$—	$16,219,679
Communications	5,033,546	12,634,291	—	17,667,837
Consumer, Cyclical	29,102	35,723,111	—	35,752,213
Consumer, Non-cyclical	2,377,298	62,147,909	19	64,525,226
Diversified	68,040	34,582	—	102,622
Energy	—	12,674,711	—	12,674,711
Financial	109,840	52,092,382	—	52,202,222
Industrial	523,696	37,494,448	—	38,018,144
Technology	3,263,316	13,982,682	—	17,245,998
Utilities	—	5,269,378	—	5,269,378
	11,404,838	248,273,173	19	259,678,030
Preferred Stock	—	1,771,683	—	1,771,683
Exchange Traded Funds	1,716,480	—	—	1,716,480
Short Term Investments	—	4,997	—	4,997
Total investments, at fair value:	13,121,318	250,049,853	19	263,171,190
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	222	—	222
Futures Contracts(a)	229,135	—	—	229,135
Total Assets	$13,350,453	$250,050,075	$19	$263,400,547
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,189)	—	(1,189)
Total Liabilities	$0	$(1,189)	$—	$(1,189)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 58 long futures contracts and an average of 2 short futures contracts for the reporting period.

March 31, 2023

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  The Fund held an average foreign currency contracts notional amount of $465,963 in forward contracts for the reporting period.

March 31, 2023